Employee Retirement Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
EMPLOYEE RETIREMENT PLAN

12. EMPLOYEE RETIREMENT PLAN

The Company maintains the Vicarious Surgical Inc. 401(k) plan, under Section 401(k) of the Internal Revenue Code, covering all eligible employees. Employees of the Company may participate in the 401(k) Plan after three months of service and must be 21 years of age. The Company offers a company-funded matching contribution which totaled $424 and $223 for each of the years ended December 31, 2021 and 2020, respectively.